Related Party Transactions	12 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
Related Party Transactions	Related Party Transactions
Key management personnel compensation
All directors and executive management have authority and responsibility for planning, directing and controlling the activities of the Group, and are considered to be key management personnel.
Compensation for the Group’s key management personnel is as follows:

	Fiscal Year Ended June 30,
	2022	2021	2020
	(U.S. $ in thousands)
Executive management:
Short-term compensation and benefits	$4,986	$3,303	$3,334
Post-employment benefits	81	71	68
Share-based payments	58,531	12,053	15,509
	$63,598	$15,427	$18,911

Board of directors:
Cash remuneration	$585	$480	$455
Share-based payments	2,040	1,780	1,741
	$2,625	$2,260	$2,196